Stockholders' Equity (Details Textual) - USD ($)				1 Months Ended																											5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 11, 2014	Apr. 07, 2014	Aug. 12, 2013	Dec. 16, 2015	Nov. 19, 2015	Sep. 30, 2015	Jul. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Mar. 19, 2015	Jan. 31, 2015	Jan. 25, 2015	Jan. 09, 2015	Dec. 31, 2014	Dec. 16, 2014	Nov. 12, 2014	Aug. 31, 2014	Aug. 02, 2014	Jun. 24, 2014	Jun. 15, 2014	Jan. 23, 2014	Dec. 31, 2013	Dec. 23, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 25, 2013	Oct. 21, 2013	Sep. 18, 2013	Aug. 31, 2013	Aug. 28, 2013	Oct. 06, 2015	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014	Mar. 31, 2016	Nov. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																1,437,500	195,000
Stock based compensation expense																																	$ 1,008,239	$ 8,283,582
Stock Issued During Period, Shares, Issued for Services		3,762	3,750				800	1,232	20,900		5,000			24,015			7,846				3,333		3,750	12,500	3,750	3,346	2,259	3,750		5,000
Stock Issued During Period, Value, Issued for Services		$ 15,049	$ 15,000				$ 5,840	$ 8,994	$ 141,130		$ 19,720			$ 91,258			$ 44,723				$ 20,651		$ 21,750	$ 66,500	$ 15,750	$ 13,382	$ 9,036	$ 22,500		$ 35,000		$ 456,483	311,665	213,967
Share-based Compensation, Total																																$ 85,434	$ 1,729,216	$ 9,217,549
Common Stock, Shares Authorized							1,000,000,000																									1,000,000,000	1,000,000,000	1,000,000,000		200,000,000
Stock Issued During Period Shares Exercise Of Warrants																																		89,872
Debt Conversion, Original Debt, Amount																					25,000												$ 0	$ 8,056
Paid-in-Kind Interest																					$ 3,707
Cash Less Warrants Exercised																																		888,452
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																			33,000
Letter Of Intent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues				$ 7,000	$ 14,327
Stock Issued During Period, Shares, New Issues				64,050	120,347
Additional Stock Issue During Period Upon Milestones					92,634
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services						10,000
Stock Issued During Period, Value, Issued for Services						$ 80,500
Aegis Therapeutics, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments to Acquire Management Contract Rights																															$ 75,000
Stock Issued During Period, Shares																															13,697
Stock Issued During Period, Value																															$ 106,152
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																1,437,500	195,000
Options granted, exercise price																																$ 7.25	$ 11.33
October 27, 2015 [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																																1,437,500
Options granted, exercise price																																$ 7.25
Expiration period																																10 years
Stock based compensation expense																																$ 10,062,500
Vested Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense																																103,891	$ 37,048
Non Vested Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost																																$ 95,583
Non Vested Stock Options [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost							$ 135,640																										$ 135,640
Issue Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																9,000
Issue Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																11,000
Issue Date Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																																13,000
August 1, 2013 Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																													375,000
Expiration period																													10 years
Stock based compensation expense																																		$ 1,068,750
August 1, 2013 Options [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																													$ 10.00
August 1, 2013 Options [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																													$ 20.00
November 1, 2013 Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																								225,000
Expiration period																													10 years
Stock based compensation expense																																		985,500
November 1, 2013 Options [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																								$ 6.00
November 1, 2013 Options [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																								$ 10.00
December 31, 2013 Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period														10 years
December 31, 2013 Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																						665,000
Stock based compensation expense																																		3,591,000
December 31, 2013 Options [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																						$ 6.00
December 31, 2013 Options [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																						$ 10.00
June 2014 Grant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted	240,000
Options granted, exercise price	$ 10.00
Expiration period																																	10 years
June 2014 Grant [Member] | Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price	12.50
June 2014 Grant [Member] | Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price	$ 25.00
June 2014 Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																				1,075,000
Expiration period																				10 years
Stock based compensation expense																																	$ 2,580,000
June 2014 Grant [Member] | Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																				$ 5.00
June 2014 Grant [Member] | Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price																				$ 8.00
June 2014 Consultant Options [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																			30,000
Options granted, exercise price																			$ 5.00
Expiration period																			7 years
Stock based compensation expense																																	34,500	$ 34,500
Unrecognized stock-based compensation cost																			$ 69,000
Future Warrants Authorized For Grant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted	225,400
August 2 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																		30,000
Options granted, exercise price																		$ 10.00
Expiration period																		5 years
Stock based compensation expense																																	173,999
November 12 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																30,000
Options granted, exercise price																$ 10.00
Expiration period																5 years
Stock based compensation expense																																	103,951
Vesting Period																3 years
Fair value of option granted																$ 188,825
November 12 Option Grant Two [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted																20,000
Options granted, exercise price																$ 15.00
Expiration period																5 years
Stock based compensation expense																																	67,984
Vesting Period																3 years
Fair value of option granted																$ 127,150
January 9 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted													15,000
Options granted, exercise price													$ 10.00
Expiration period													5 years
Stock based compensation expense																																	65,163
January 25 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted												10,000
Options granted, exercise price												$ 10.00
Expiration period												5 years
Stock based compensation expense																																	36,169
March 19 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted										48,000
Options granted, exercise price										$ 10.00
Expiration period										5 years
Stock based compensation expense																																	282,227
July 2015 Option Grant [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted							10,000
Options granted, exercise price							$ 10.00
Expiration period							3 years
Stock based compensation expense																																	55,043
March 19 Option Grant Two [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Granted										32,000
Options granted, exercise price										$ 15.00
Expiration period										5 years
Stock based compensation expense																																	186,655
December 16 Warrant Issuance [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period															10 years
Class of Warrant or Right, Outstanding															38,800
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 8.00
Warrants and Rights Outstanding							$ 144,724																										144,724
March 19 Warrant Issuance [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period										5 years
Class of Warrant or Right, Outstanding										45,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 10.00
Warrants and Rights Outstanding							$ 264,588																										$ 264,588